THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value

BRAZIL — 5.4%

Petroleo Brasileiro ADR	27,342,213	$300,217,499

Vale	12,401,421	173,575,364

		473,792,863

CHINA — 14.4%

Baoshan Iron & Steel, Cl A	60,543,758	68,016,555

Beijing Oriental Yuhong Waterproof Technology, Cl A	4,899,851	40,500,545

Centre Testing International Group, Cl A	2,946,105	12,420,759

China Construction Bank, Cl H	57,240,545	39,646,877

China Merchants Bank, Cl H	37,017,661	287,497,835

China Yangtze Power, Cl A	4,455,732	15,870,008

JD.com ADR *	1,753,992	122,902,219

Kweichow Moutai, Cl A	350,869	112,857,673

Li Ning	5,008,452	54,830,032

NetEase ADR	752,453	76,584,666

PetroChina, Cl H	300,818,475	133,889,167

Tencent Holdings	2,038,770	119,455,400

Wuliangye Yibin, Cl A	4,034,704	140,956,827

WuXi AppTec, Cl A	2,360,802	43,924,137

		1,269,352,700

HONG KONG — 3.2%

CLP Holdings	4,343,041	43,868,820

Hong Kong Exchanges & Clearing	4,043,626	236,197,591

		280,066,411

INDIA — 26.9%

Bajaj Finance	1,800,782	169,025,175

HDFC Bank	6,078,891	120,979,790

Hindalco Industries	7,046,270	45,077,344

Housing Development Finance	13,800,707	480,184,657

ICICI Bank	13,111,927	130,553,681

Infosys	4,970,707	126,230,848

Infosys ADR	21,219,705	537,070,734

JSW Steel	4,920,554	43,419,778

Reliance Industries	9,659,448	307,726,128

State Bank of India	21,889,344	135,587,009

Sun Pharmaceutical Industries	7,641,417	86,934,686

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Tata Consultancy Services	2,438,308	$122,622,843

Tata Steel	4,858,848	72,648,408

		2,378,061,081

INDONESIA — 1.0%

Bank Central Asia	173,833,435	89,318,939

KAZAKHSTAN — 0.5%

Kaspi.KZ JSC GDR	342,494	39,729,304

MEXICO — 1.4%

Ternium ADR	76,435	3,326,451

Wal-Mart de Mexico	31,630,748	117,805,796

		121,132,247

NETHERLANDS — 5.3%

ASML Holding	231,126	185,747,136

Heineken	2,529,427	284,368,174

		470,115,310

RUSSIA — 15.7%

Gazprom PJSC	53,926,292	247,363,418

LUKOIL PJSC	2,405,312	211,727,518

MMC Norilsk Nickel PJSC	122,544	37,257,939

MMC Norilsk Nickel PJSC ADR	3,689,124	113,145,433

Polyus PJSC	51,065	8,908,889

Polyus PJSC GDR	1,279,686	111,536,664

Rosneft Oil PJSC	26,251,925	208,374,951

Sberbank of Russia PJSC	78,090,415	305,220,081

Severstal PAO	2,048,622	43,853,193

TCS Group Holding GDR	1,210,860	98,433,307

		1,385,821,393

SOUTH AFRICA — 0.5%

Capitec Bank Holdings	378,539	48,379,941

SOUTH KOREA — 4.8%

POSCO	191,925	43,848,332

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)

Samsung Electronics	4,595,934	$302,115,760

SK Square *	626,508	34,753,849

SK Telecom	969,131	47,013,390

		427,731,331

SPAIN — 1.7%

Banco Bilbao Vizcaya Argentaria	25,445,125	150,915,301

TAIWAN — 8.5%

Taiwan Semiconductor Manufacturing	23,209,799	515,919,869

Taiwan Semiconductor Manufacturing ADR	1,962,525	236,111,383

		752,031,252

TURKEY — 0.7%

Eregli Demir ve Celik Fabrikalari	30,359,504	64,377,991

UNITED KINGDOM — 3.1%

Unilever ADR	2,343,918	126,079,349

Unilever PLC	2,755,957	147,474,335

		273,553,684

UNITED STATES — 3.7%

Information Technology — 2.7%

Lam Research	243,263	174,942,586

QUALCOMM	347,094	63,473,080

		238,415,666

Materials — 1.0%

Newmont	1,391,735	86,315,405

TOTAL UNITED STATES		324,731,071

Total Common Stock

(Cost $7,328,507,593)		8,549,110,819

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

PREFERRED STOCK — 2.3%

	Shares	Value

BRAZIL — 2.3%

Itau Unibanco Holding(A)	23,088,513	$86,840,996

Petroleo Brasileiro(A)	22,413,316	114,480,941

Total Preferred Stock

(Cost $248,771,942)		201,321,937

Total Investments — 99.1%

(Cost $7,577,279,535)		$8,750,432,756

Percentages are based on Net Assets of $8,825,928,974.

*                 Non-income producing security.

(A)             There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

The following is a summary of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Brazil	$473,792,863	$—	$—	$473,792,863

China	1,269,352,700	—	—	1,269,352,700

Hong Kong	280,066,411	—	—	280,066,411

India	2,378,061,081	—	—	2,378,061,081

Indonesia	—	89,318,939	—	89,318,939

Kazakhstan	39,729,304	—	—	39,729,304

Mexico	121,132,247	—	—	121,132,247

Netherlands	470,115,310	—	—	470,115,310

Russia	224,682,097	1,161,139,296	—	1,385,821,393

South Africa	48,379,941	—	—	48,379,941

South Korea	—	427,731,331	—	427,731,331

Spain	—	150,915,301	—	150,915,301

Taiwan	236,111,383	515,919,869	—	752,031,252

Turkey	64,377,991	—	—	64,377,991

United Kingdom	273,553,684	—	—	273,553,684

United States	324,731,071	—	—	324,731,071

Total Common Stock	6,204,086,083	2,345,024,736	—	8,549,110,819

Preferred Stock

Brazil	201,321,937	—	—	201,321,937

Total Investments in Securities	$6,405,408,020	$2,345,024,736	$—	$8,750,432,756

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.6%

	Shares	Value

AUSTRALIA — 1.8%

Glencore	2,712,694	$13,776,389

BRAZIL — 1.1%

Petroleo Brasileiro ADR	823,861	9,045,994

CANADA — 1.5%

Enbridge	181,274	7,090,804

Royal Bank of Canada	44,092	4,686,182

		11,776,986

CHINA — 0.4%

China Merchants Bank, Cl H	397,254	3,085,275

DENMARK — 3.0%

Novo Nordisk, Cl B	187,680	21,104,790

Novo Nordisk ADR	23,129	2,590,448

		23,695,238

FRANCE — 2.0%

BNP Paribas	225,946	15,614,645

GERMANY — 2.0%

Daimler	79,695	6,125,644

Daimler Truck Holding *	62,220	2,284,719

E.ON	554,082	7,682,229

		16,092,592

INDIA — 0.7%

ICICI Bank ADR	286,936	5,678,463

ITALY — 0.7%

Enel	713,746	5,708,747

LUXEMBOURG — 1.6%

ArcelorMittal	229,621	7,349,387

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

LUXEMBOURG (continued)

ArcelorMittal ADR	160,241	$5,100,471

		12,449,858

NETHERLANDS — 1.0%

ASML Holding	8,852	7,114,014

ASML Holding ADR	807	642,485

		7,756,499

RUSSIA — 3.0%

LUKOIL PJSC	106,709	9,393,057

Rosneft Oil PJSC	903,185	7,169,041

Sberbank of Russia PJSC	1,757,140	6,867,865

		23,429,963

SPAIN — 1.7%

Banco Bilbao Vizcaya Argentaria	2,230,937	13,231,711

SWITZERLAND — 2.0%

Nestle	40,074	5,608,872

Roche Holding	23,504	9,768,975

		15,377,847

TAIWAN — 3.1%

Taiwan Semiconductor Manufacturing ADR	199,126	23,956,849

UNITED KINGDOM — 7.8%

AstraZeneca	50,709	5,960,270

AstraZeneca ADR	514,355	29,961,179

British American Tobacco	358,560	13,275,233

British American Tobacco ADR	107,192	4,010,053

National Grid	540,855	7,763,651

		60,970,386

UNITED STATES — 60.2%

Communication Services — 10.3%

Alphabet, Cl C *	18,653	53,974,134

Charter Communications, Cl A *	41,413	27,000,034

		80,974,168

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — 2.9%

Target	96,805	$22,404,549

Consumer Staples — 11.1%

Altria Group	241,896	11,463,451

Philip Morris International	193,195	18,353,525

Procter & Gamble	149,719	24,491,034

Walmart	223,465	32,333,151

		86,641,161

Energy — 6.9%

Devon Energy	324,726	14,304,180

Exxon Mobil	377,149	23,077,747

Occidental Petroleum	570,342	16,534,215

		53,916,142

Financials — 7.0%

Blackstone, Cl A	88,575	11,460,719

JPMorgan Chase	105,276	16,670,455

KKR	199,262	14,845,019

Morgan Stanley	117,053	11,489,922

		54,466,115

Health Care — 10.3%

Eli Lilly	40,424	11,165,918

Humana	26,363	12,228,741

Johnson & Johnson	97,002	16,594,132

UnitedHealth Group	81,256	40,801,888

		80,790,679

Information Technology — 9.0%

AppLovin, Cl A *	17,552	1,654,452

Microsoft	104,761	35,233,219

Visa, Cl A	153,761	33,321,546

		70,209,217

Materials — 1.3%

Newmont	168,027	10,421,035

Utilities — 1.4%

Atmos Energy	66,703	6,988,473

Exelon	74,802	4,320,564

		11,309,037

TOTAL UNITED STATES		471,132,103

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Total Common Stock (Cost $646,617,357)		$732,779,545

PREFERRED STOCK — 2.0%

BRAZIL — 2.0%

Itau Unibanco Holding(A)	1,402,727	5,275,966

Petroleo Brasileiro(A)	2,030,367	10,370,546

Total Preferred Stock (Cost $17,458,581)		15,646,512

Total Investments — 95.6% (Cost $664,075,938)		$748,426,057

Percentages are based on Net Assets of $783,132,796.

*                 Non-income producing security.

(A)             There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

The following is a summary of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$13,776,389	$—	$—	$13,776,389

Brazil	9,045,994	—	—	9,045,994

Canada	11,776,986	—	—	11,776,986

China	3,085,275	—	—	3,085,275

Denmark	2,590,448	21,104,790	—	23,695,238

France	15,614,645	—	—	15,614,645

Germany	16,092,592	—	—	16,092,592

India	5,678,463	—	—	5,678,463

Italy	—	5,708,747	—	5,708,747

Luxembourg	12,449,858	—	—	12,449,858

Netherlands	7,756,499	—	—	7,756,499

Russia	—	23,429,963	—	23,429,963

Spain	—	13,231,711	—	13,231,711

Switzerland	—	15,377,847	—	15,377,847

Taiwan	23,956,849	—	—	23,956,849

United Kingdom	60,970,386	—	—	60,970,386

United States	471,132,103	—	—	471,132,103

Total Common Stock	653,926,487	78,853,058	—	732,779,545

Preferred Stock

Brazil	15,646,512	—	—	15,646,512

Total Investments in Securities	$669,572,999	$78,853,058	$—	$748,426,057

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-003-0600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value

LUXEMBOURG — 2.1%

ArcelorMittal ADR	594,795	$18,932,325

TAIWAN — 3.0%

Taiwan Semiconductor Manufacturing ADR	219,174	26,368,824

UNITED KINGDOM — 2.8%

AstraZeneca ADR	431,102	25,111,692

UNITED STATES — 90.1%

Communication Services — 16.3%

Alphabet, Cl C *	27,900	80,731,161

Charter Communications, Cl A *	70,227	45,785,897

Meta Platforms, Cl A *	54,600	18,364,710

		144,881,768

Consumer Discretionary — 3.6%

Target	136,341	31,554,761

Consumer Staples — 15.1%

Altria Group	558,988	26,490,442

Mondelez International, Cl A	339,517	22,513,372

Philip Morris International	51,490	4,891,550

Procter & Gamble	222,976	36,474,414

Walmart	303,565	43,922,820

		134,292,598

Energy — 11.2%

Devon Energy	754,425	33,232,421

Exxon Mobil	670,863	41,050,107

Occidental Petroleum	874,695	25,357,408

		99,639,936

Financials — 9.0%

Blackstone, Cl A	123,873	16,027,927

JPMorgan Chase	182,115	28,837,910

KKR	233,181	17,371,985

Morgan Stanley	177,600	17,433,216

		79,671,038

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Health Care — 16.3%

Eli Lilly	69,032	$19,068,019

Humana	56,303	26,116,709

Johnson & Johnson	159,805	27,337,842

Syneos Health, Cl A *	187,494	19,251,884

UnitedHealth Group	105,290	52,870,321

		144,644,775

Information Technology — 12.6%

AppLovin, Cl A *	69,597	6,560,213

Microsoft	147,965	49,763,589

Visa, Cl A	257,309	55,761,433

		112,085,235

Materials — 2.2%

Newmont	306,387	19,002,122

Utilities — 3.8%

Atmos Energy	264,143	27,674,262

Exelon	102,228	5,904,689

		33,578,951

TOTAL UNITED STATES		799,351,184

Total Common Stock (Cost $761,443,877)		869,764,025

Total Investments — 98.0% (Cost $761,443,877)		$869,764,025

Percentages are based on Net Assets of $887,368,217.

*                 Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2021
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.4%

	Shares	Value

AUSTRALIA — 1.3%

Glencore	163,665	$831,171

BRAZIL — 6.3%

Petroleo Brasileiro ADR	258,824	2,841,887

Vale ADR, Cl B	82,035	1,150,131

		3,992,018

CANADA — 4.8%

Enbridge	41,504	1,623,491

Fortis	12,710	614,093

Royal Bank of Canada	7,376	783,935

		3,021,519

CHINA — 0.5%

China Merchants Bank, Cl H	41,799	324,632

DENMARK — 2.0%

Novo Nordisk ADR	11,380	1,274,560

FRANCE — 2.5%

BNP Paribas	14,623	1,010,564

Credit Agricole	38,509	549,597

		1,560,161

GERMANY — 4.0%

Daimler	9,785	752,110

E.ON	68,682	952,261

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,789	826,218

		2,530,589

INDIA — 1.6%

Infosys ADR	40,844	1,033,762

ITALY — 0.9%

Enel	71,566	572,406

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — 1.4%

Tokio Marine Holdings	16,083	$892,603

LUXEMBOURG — 1.5%

ArcelorMittal ADR	29,331	933,606

RUSSIA — 9.8%

Gazprom PJSC	247,916	1,134,634

LUKOIL PJSC ADR	10,580	950,084

MMC Norilsk Nickel PJSC	3,361	1,022,914

Polyus PJSC GDR	6,852	597,216

Rosneft Oil PJSC	158,220	1,265,444

Sberbank of Russia PJSC	186,509	730,109

Severstal PAO GDR	24,792	530,571

		6,230,972

SINGAPORE — 0.7%

Ascendas Real Estate Investment Trust‡	206,373	451,582

SPAIN — 2.0%

Banco Bilbao Vizcaya Argentaria	217,579	1,290,463

SWEDEN — 0.5%

Swedbank	16,255	326,357

SWITZERLAND — 2.1%

Roche Holding	3,254	1,352,461

TAIWAN — 4.2%

Taiwan Semiconductor Manufacturing ADR	22,075	2,655,843

UNITED KINGDOM — 7.9%

AstraZeneca ADR	46,347	2,699,713

British American Tobacco ADR	29,446	1,101,575

National Grid	86,403	1,240,263

		5,041,551

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 44.4%

Communication Services — 0.3%

Comcast, Cl A	3,539	$178,118

Consumer Staples — 11.5%

Altria Group	13,338	632,088

PepsiCo	6,893	1,197,383

Philip Morris International	11,796	1,120,620

Procter & Gamble	11,799	1,930,081

Walmart	16,851	2,438,171

		7,318,343

Energy — 8.5%

Chevron	8,482	995,362

Devon Energy	44,234	1,948,508

Exxon Mobil	39,905	2,441,787

		5,385,657

Financials — 6.1%

Blackstone, Cl A	8,858	1,146,136

KKR	24,328	1,812,436

Morgan Stanley	9,529	935,367

		3,893,939

Health Care — 8.7%

AbbVie	10,986	1,487,504

Johnson & Johnson	12,484	2,135,638

UnitedHealth Group	3,726	1,870,974

		5,494,116

Industrials — 1.8%

L3Harris Technologies	5,235	1,116,311

Information Technology — 1.4%

Microsoft	2,691	905,037

Materials — 2.1%

Newmont	21,896	1,357,990

Utilities — 4.0%

Atmos Energy	12,726	1,333,303

CMS Energy	9,993	650,045

Exelon	9,755	563,449

		2,546,797

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

TOTAL UNITED STATES		$28,196,308

Total Common Stock (Cost $61,266,950)		62,512,564

Total Investments — 98.4% (Cost $61,266,950)		$62,512,564

Percentages are based on Net Assets of $63,515,191.

‡ Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

The following is a summary of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$831,171	$—	$—	$831,171

Brazil	3,992,018	—	—	3,992,018

Canada	3,021,519	—	—	3,021,519

China	324,632	—	—	324,632

Denmark	1,274,560	—	—	1,274,560

France	1,560,161	—	—	1,560,161

Germany	2,530,589	—	—	2,530,589

India	1,033,762	—	—	1,033,762

Italy	—	572,406	—	572,406

Japan	—	892,603	—	892,603

Luxembourg	933,606	—	—	933,606

Russia	6,230,972	—	—	6,230,972

Singapore	451,582	—	—	451,582

Spain	—	1,290,463	—	1,290,463

Sweden	—	326,357	—	326,357

Switzerland	—	1,352,461	—	1,352,461

Taiwan	2,655,843	—	—	2,655,843

United Kingdom	5,041,551	—	—	5,041,551

United States	28,196,308	—	—	28,196,308

Total Common Stock	58,078,274	4,434,290	—	62,512,564

Total Investments in Securities	$58,078,274	$4,434,290	$—	$62,512,564

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-006-0200

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%

	Shares	Value

AUSTRALIA — 2.5%

Glencore	232,057	$1,178,499

BELGIUM — 1.0%

KBC Group	5,340	458,244

BRAZIL — 6.4%

Ambev ADR	74,320	208,096

Itau Unibanco Holding ADR	101,691	381,341

Petroleo Brasileiro ADR	221,753	2,434,848

		3,024,285

CANADA — 4.5%

Enbridge	24,843	971,771

Fortis	13,863	669,801

Royal Bank of Canada	4,437	471,573

		2,113,145

CHINA — 1.6%

China Merchants Bank, Cl H	53,376	414,545

PetroChina, Cl H	721,061	320,932

		735,477

DENMARK — 5.7%

Carlsberg, Cl B	1,399	241,513

Novo Nordisk, Cl B	21,619	2,431,077

		2,672,590

FRANCE — 4.7%

BNP Paribas	14,205	981,677

Credit Agricole	41,604	593,769

Vinci	5,989	632,783

		2,208,229

GERMANY — 6.9%

Daimler	15,253	1,172,400

Daimler Truck Holding *	7,627	280,048

E.ON	49,420	685,198

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,050	$607,295

Siemens	2,695	467,928

		3,212,869

HONG KONG — 0.6%

Hong Kong Exchanges & Clearing	4,558	266,243

INDIA — 2.1%

Infosys ADR	39,613	1,002,605

ITALY — 1.4%

Enel	82,807	662,314

JAPAN — 3.7%

Inpex	58,284	506,644

Sumitomo Mitsui Financial Group	14,613	499,547

Tokio Marine Holdings	13,351	740,978

		1,747,169

KAZAKHSTAN — 0.9%

Kaspi.KZ JSC GDR	3,479	403,564

LUXEMBOURG — 2.3%

ArcelorMittal	33,570	1,074,461

NETHERLANDS — 0.4%

Euronext	1,889	196,021

RUSSIA — 13.4%

Gazprom PJSC	298,269	1,365,083

LUKOIL PJSC ADR	15,494	1,391,361

MMC Norilsk Nickel PJSC	2,016	613,565

Novolipetsk Steel PJSC GDR	13,978	412,631

Polyus PJSC GDR	4,803	418,627

Rosneft Oil PJSC	115,246	921,738

Sberbank of Russia PJSC ADR	43,858	690,763

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)

Severstal PAO	21,026	$449,975

		6,263,743

SINGAPORE — 0.5%

Ascendas Real Estate Investment Trust‡	103,683	226,877

SOUTH AFRICA — 1.3%

Capitec Bank Holdings	4,790	612,196

SPAIN — 2.0%

Banco Bilbao Vizcaya Argentaria ADR	156,851	920,715

SWEDEN — 3.0%

Swedbank	12,292	246,790

Swedish Match	146,916	1,167,317

		1,414,107

SWITZERLAND — 4.1%

Nestle	3,324	465,237

Roche Holding	3,456	1,436,418

		1,901,655

TAIWAN — 4.2%

Taiwan Semiconductor Manufacturing ADR	16,502	1,985,356

UNITED KINGDOM — 13.8%

AstraZeneca	20,111	2,363,821

British American Tobacco	57,709	2,136,603

National Grid	48,445	695,399

Unilever PLC	24,097	1,289,458

		6,485,281

UNITED STATES — 11.3%

Consumer Staples — 5.7%

Philip Morris International	28,329	2,691,255

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Energy — 2.1%

Exxon Mobil	16,323	$998,804

Information Technology — 1.4%

Broadcom	966	642,786

Materials — 2.1%

Newmont	15,897	985,932

TOTAL UNITED STATES		5,318,777

Total Common Stock (Cost $46,076,545)		46,084,422

Total Investments — 98.3% (Cost $46,076,545)		$46,084,422

Percentages are based on Net Assets of $46,874,520.

*                  Non-income producing security.

‡ Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

The following is a summary of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$1,178,499	$—	$—	$1,178,499

Belgium	458,244	—	—	458,244

Brazil	3,024,285	—	—	3,024,285

Canada	2,113,145	—	—	2,113,145

China	735,477	—	—	735,477

Denmark	—	2,672,590	—	2,672,590

France	2,208,229	—	—	2,208,229

Germany	3,212,869	—	—	3,212,869

Hong Kong	266,243	—	—	266,243

India	1,002,605	—	—	1,002,605

Italy	—	662,314	—	662,314

Japan	—	1,747,169	—	1,747,169

Kazakhstan	403,564	—	—	403,564

Luxembourg	1,074,461	—	—	1,074,461

Netherlands	196,021	—	—	196,021

Russia	6,263,743	—	—	6,263,743

Singapore	226,877	—	—	226,877

South Africa	612,196	—	—	612,196

Spain	920,715	—	—	920,715

Sweden	—	1,414,107	—	1,414,107

Switzerland	—	1,901,655	—	1,901,655

Taiwan	1,985,356	—	—	1,985,356

United Kingdom	6,485,281	—	—	6,485,281

United States	5,318,777	—	—	5,318,777

Total Common Stock	37,686,587	8,397,835	—	46,084,422

Total Investments in Securities	$37,686,587	$8,397,835	$—	$46,084,422

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-005-0200

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY

DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value

CANADA — 4.4%

Enbridge	54,071	$2,113,094

Royal Bank of Canada	8,920	946,769

		3,059,863

LUXEMBOURG — 2.5%

ArcelorMittal ADR	53,865	1,714,523

UNITED KINGDOM — 5.0%

AstraZeneca ADR	23,375	1,361,594

British American Tobacco ADR	55,759	2,085,944

		3,447,538

UNITED STATES — 85.9%

Communication Services — 1.9%

Comcast, Cl A	25,861	1,301,584

Consumer Discretionary — 4.9%

McDonald’s	5,187	1,390,479

Target	8,773	2,030,423

		3,420,902

Consumer Staples — 24.5%

Altria Group	68,712	3,256,262

Colgate-Palmolive	21,212	1,810,232

PepsiCo	10,642	1,848,622

Philip Morris International	32,257	3,064,415

Procter & Gamble	22,108	3,616,426

Walmart	23,158	3,350,731

		16,946,688

Energy — 12.7%

Chevron	17,665	2,072,988

Devon Energy	73,204	3,224,636

Exxon Mobil	57,264	3,503,984

		8,801,608

Financials — 10.9%

Blackstone, Cl A	12,877	1,666,155

CME Group, Cl A	5,701	1,302,450

JPMorgan Chase	9,965	1,577,958

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY

DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials (continued)

KKR	23,083	$1,719,684

Morgan Stanley	13,380	1,313,381

		7,579,628

Health Care — 10.2%

AbbVie	10,934	1,480,464

Johnson & Johnson	15,385	2,631,912

Merck	7,593	581,928

UnitedHealth Group	4,696	2,358,049

		7,052,353

Industrials — 1.8%

L3Harris Technologies	5,747	1,225,490

Information Technology — 5.7%

Microsoft	3,566	1,199,317

QUALCOMM	8,324	1,522,210

Texas Instruments	6,472	1,219,778

		3,941,305

Materials — 2.9%

Newmont	33,013	2,047,466

Utilities — 10.4%

American Electric Power	24,164	2,149,871

Atmos Energy	17,981	1,883,870

CMS Energy	27,187	1,768,514

Exelon	24,563	1,418,759

		7,221,014

TOTAL UNITED STATES		59,538,038

Total Common Stock (Cost $64,941,931)		67,759,962

Total Investments — 97.8% (Cost $64,941,931)		$67,759,962

Percentages are based on Net Assets of $69,285,019.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY

DIVIDEND INCOME FUND
DECEMBER 31, 2021
(Unaudited)

As of December 31, 2021, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-004-0200